Label	Element	Value
UBS Select Government Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Government Preferred Fund Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, Government Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Government Master Fund, including management fees allocated from Government Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
*	Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.

Strategy [Heading]	rr_StrategyHeading	Principal strategies Principal investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many US government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.
The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/return bar chart and table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund’s performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.
The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑888‑793 8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ubs.com/usmoneymarketfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UBS Select Government Preferred Fund Annual Total Returns Total return (2017 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2023: 2.33%
Best quarter during years shown—4Q 2022: 0.91%
Worst quarters during years shown—1Q, 2Q & 3Q 2021: 0.00% (Actual total returns were 0.0025%)
Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1‑888‑793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2022)
UBS Select Government Preferred Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
UBS Select Government Preferred Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price.
UBS Select Government Preferred Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
UBS Select Government Preferred Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
UBS Select Government Preferred Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Select Government Preferred Fund | Credit risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

UBS Select Government Preferred Fund | Interest rate risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

UBS Select Government Preferred Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

UBS Select Government Preferred Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

UBS Select Government Preferred Fund | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.
UBS Select Government Preferred Fund | US Government securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

UBS Select Government Preferred Fund | Repurchase agreements risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

UBS Select Government Preferred Fund | US withholding tax risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
US withholding tax risk: The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. However, there can be no assurance that all of the fund’s distributions will be exempt from US withholding tax.

UBS Select Government Preferred Fund | UBS Select Government Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[3]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.14%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 14
3 years	rr_ExpenseExampleYear03	54
5 years	rr_ExpenseExampleYear05	97
10 years	rr_ExpenseExampleYear10	$ 226
2017	rr_AnnualReturn2017	0.78%
2018	rr_AnnualReturn2018	1.73%
2019	rr_AnnualReturn2019	2.12%
2020	rr_AnnualReturn2020	0.41%
2021	rr_AnnualReturn2021	0.01%
2022	rr_AnnualReturn2022	1.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.0025%
One year	rr_AverageAnnualReturnYear01	1.56%
Five years	rr_AverageAnnualReturnYear05	1.16%
Life of fund	rr_AverageAnnualReturnSinceInception	1.04%
inception date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2016

[1]
The fund invests in securities through an underlying master fund, Government Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Government Master Fund, including management fees allocated from Government Master Fund. Management fees are comprised of investment advisory and administration fees.

[2]
“Other expenses” do not include miscellaneous expenses, such as trustee expenses, for which UBS Asset Management (Americas) Inc. (“UBS AM”) reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

[3]
The fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2024, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM.